Significant Accounting Policies (Tables)	9 Months Ended
Oct. 31, 2021
Disclosure of significant accounting policies [text block] [Abstract]
Schedule of estimated useful lives
Mining equipment	Straight-line over five years
Computer equipment and software	Straight-line over one year